UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2017

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 90.5%
Ace Securities Corp., 2005-RM1 M4	1.798%	3/25/35	$3,127,599	$2,583,185	(a)(b)
Adjustable Rate Mortgage Trust, 2005-05 1A1	3.106%	9/25/35	232,704	178,933	(a)(b)
Adjustable Rate Mortgage Trust, 2005-07 2A21	3.034%	10/25/35	680,141	609,109	(a)(b)
Adjustable Rate Mortgage Trust, 2005-10 1A21	3.284%	1/25/36	265,792	231,225	(a)(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1	1.482%	3/25/36	351,608	199,564	(a)(b)
AFC Home Equity Loan Trust, 2003-3 1A	1.732%	10/25/30	1,467,110	1,253,158	(a)(b)(c)
American Home Mortgage Assets, 2005-2 2A1A	3.615%	1/25/36	1,178,736	818,733	(a)(b)
American Home Mortgage Assets, 2006-4 1A12	1.192%	10/25/46	2,237,420	1,495,014	(a)(b)
American Home Mortgage Investment Trust, 2007-2 2A	1.578%	3/25/47	12,792,981	1,197,289	(a)
American Home Mortgage Investment Trust, 2007-A 4A	1.678%	7/25/46	2,166,615	819,549	(a)(b)(c)
Argent Securities Inc., 2006-M2 A2C	1.132%	9/25/36	2,329,289	991,095	(a)(b)
Argent Securities Inc., 2006-M2 A2D	1.222%	9/25/36	614,768	263,984	(a)
Argent Securities Inc., 2006-M3 A2C	1.142%	10/25/36	3,805,064	1,747,861	(a)(b)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO	4.118%	10/25/35	4,288,985	360,026	(a)(b)
Banc of America Funding Corp., 2004-B 6A1	2.032%	12/20/34	447,352	316,365	(a)(b)
Banc of America Funding Corp., 2004-C 3A1	3.379%	12/20/34	607,517	561,422	(a)(b)
Banc of America Funding Corp., 2006-D 2A1	4.701%	5/20/36	63,541	57,328	(a)(b)
Banc of America Funding Corp., 2006-D 6A1	4.033%	5/20/36	1,205,100	1,064,597	(a)(b)
Banc of America Funding Corp., 2006-F 1A1	3.111%	7/20/36	368,170	358,744	(a)(b)
Banc of America Funding Corp., 2006-H 3A1	3.103%	9/20/46	95,473	76,961	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2	2.862%	9/26/45	3,750,000	2,749,751	(a)(b)(c)
Banc of America Funding Corp., 2015-R2 09A2	1.103%	3/27/36	4,714,786	2,912,372	(a)(b)(c)
Banc of America Funding Corp., 2015-R3 2A2	0.901%	2/27/37	2,466,703	1,566,751	(a)(b)(c)
Banc of America Funding Corp., 2015-R4 4A3	21.172%	1/1/30	8,330,611	3,913,233	(a)(b)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	1.333%	5/28/37	1,350,165	987,275	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1	1.782%	3/25/37	3,266,652	2,808,380	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2	1.882%	3/25/37	3,977,019	3,385,378	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	2.132%	3/25/37	1,801,844	1,534,144	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M4	2.482%	3/25/37	777,774	629,864	(a)(b)(c)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	517,765	506,616	(b)(c)
BCAP LLC Trust, 2011-RR2 1A4	3.535%	7/26/36	4,363,781	2,641,375	(a)(b)(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	3.745%	11/25/35	420,194	361,426	(a)(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	3.293%	3/25/36	1,482,035	1,144,859	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	4.167%	6/25/43	70,862	68,624	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 M9B	4.778%	10/25/34	487,000	479,610	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	1.105%	9/25/34	106,607	94,978	(a)(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.958%	6/25/37	1,907,423	1,622,231	(a)(b)
Centex Home Equity Loan Trust, 2004-D MV1	1.602%	9/25/34	1,030,412	953,806	(a)(b)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	227,365	181,980	(b)
Chaseflex Trust, 2005-2 3A3, IO	4.518%	6/25/35	12,353,833	1,862,957	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.908%	4/25/47	$203,646	$176,779	(a)(b)(c)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.943%	9/25/37	3,957,979	2,234,720	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	3.107%	9/25/34	119,143	118,859	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	2.085%	8/25/34	64,314	62,626	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	3.263%	8/25/35	249,586	209,050	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.500%	12/25/35	256,836	205,483	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.971%	7/25/36	365,969	268,963	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2008-3 A3	6.100%	4/25/37	7,666,829	3,166,147	(b)(c)
Countrywide Alternative Loan Trust, 2003-20CB M	5.584%	10/25/33	2,655,134	1,814,522	(a)(b)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO	4.018%	6/25/35	2,736,703	298,695	(a)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.281%	5/25/35	307,201	201,316	(a)(b)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.880%	8/25/35	637,628	572,410	(a)(b)
Countrywide Alternative Loan Trust, 2005-J10 1A1	1.482%	10/25/35	164,890	125,552	(a)(b)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.560%	5/25/36	580,595	423,742	(a)(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	131,056	90,103	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	5.518%	9/25/37	8,383,761	1,923,988	(a)
Countrywide Alternative Loan Trust, 2007-23CB A8	24.473%	9/25/37	792,217	1,107,313	(a)(b)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	351,116	339,342	(b)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	1.162%	6/25/47	2,075,333	1,720,711	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	208,837	208,503	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	65,328	65,375	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	1.312%	7/25/36	899,980	759,325	(a)(b)(c)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	1.532%	5/25/47	815,014	551,279	(a)(b)(c)
Countrywide Home Equity Loan Trust, 2004-B 1A	1.132%	2/15/29	973,171	882,008	(a)(b)
Countrywide Home Equity Loan Trust, 2004-L 2A	1.192%	2/15/34	55,840	50,409	(a)(b)
Countrywide Home Equity Loan Trust, 2005-E 2A	1.132%	11/15/35	118,632	106,643	(a)(b)
Countrywide Home Loans, 2004-16 1A3A	1.742%	9/25/34	967,900	880,197	(a)(b)
Countrywide Home Loans, 2005-11 6A1	1.582%	3/25/35	58,637	50,714	(a)(b)
Countrywide Home Loans, 2005-18 A7	16.825%	10/25/35	28,309	34,069	(a)(b)
Countrywide Home Loans, 2005-HYB9 1A1	3.170%	2/20/36	208,580	163,438	(a)(b)
Countrywide Home Loans, 2007-14 A12	1.382%	9/25/37	1,980,225	1,392,072	(a)
Countrywide Home Loans, 2007-14 A13, IO	6.118%	9/25/37	1,979,755	530,453	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	1.622%	3/25/35	117,420	106,550	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.582%	5/25/35	135,904	115,040	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.360%	4/25/35	653,623	453,349	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.509%	2/20/36	231,804	195,355	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	1.342%	3/25/35	410,059	363,613	(a)(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	89,083	92,203	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	1.232%	3/25/36	536,653	425,288	(a)(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	419,344	367,217	(b)
Credit Suisse Mortgage Trust, 2010-18R 6A5	3.261%	9/28/36	2,133,000	2,027,585	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Credit Suisse Mortgage Trust, 2014-11R 09A2	0.911%	10/27/36	$4,453,765	$2,690,542	(a)(b)(c)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.029%	8/27/36	3,720,760	3,064,183	(a)(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3	1.218%	9/25/36	4,315,312	858,370	(a)(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	50,821	27,091	(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	8.377%	4/15/36	390,869	108,181	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	14.410%	4/15/36	372,692	171,898	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	9.664%	4/15/36	97,621	36,406	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	6.742%	4/15/36	358,680	104,889	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	1.188%	3/19/45	349,416	312,130	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 2A1B	1.041%	4/19/47	4,457,387	2,589,377	(a)
EMC Mortgage Loan Trust, 2002-AA A1	1.922%	5/25/39	63,570	60,960	(a)(b)(c)
EMC Mortgage Loan Trust, 2006-A A1	1.228%	12/25/42	618,276	599,736	(a)(b)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.168%	12/25/42	4,917,973	1,042,884	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B	12.177%	8/25/28	1,890,000	2,476,963	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B	13.028%	9/25/28	2,354,903	3,049,324	(a)(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B	11.028%	1/25/29	2,509,793	2,916,614	(a)(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B	10.232%	4/25/29	2,370,000	2,627,482	(a)(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.886%	8/25/35	967,657	834,459	(a)(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	146,860	109,442	(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.893%	10/25/35	509,665	426,767	(a)(b)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	1.412%	11/15/30	231,457	211,461	(a)(b)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	2,594,813	504,596	(b)
GS Mortgage Securities Corp. II, 2000-1A A	1.678%	3/20/23	70,369	69,675	(a)(b)(c)
GSAA Home Equity Trust, 2005-11 2A2	1.302%	10/25/35	4,288,511	3,760,629	(a)(b)
GSAA Home Equity Trust, 2005-R1 1A2, IO	4.222%	4/25/35	3,249,512	396,288	(a)(c)
GSAMP Trust, 2004-SEA2 M2	2.232%	3/25/34	3,718,407	2,701,538	(a)(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.530%	6/25/34	231,137	220,251	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	80,959	93,393	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	521,471	559,511	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	86,397	94,529	(b)(c)
GSR Mortgage Loan Trust, 2005-AR4 2A1	3.392%	7/25/35	334,640	301,664	(a)(b)
GSRPM Mortgage Loan Trust, 2007-1 A	1.178%	10/25/46	1,847,980	1,599,165	(a)(b)(c)
HarborView Mortgage Loan Trust, 2005-9 B5	1.978%	6/20/35	2,375,709	1,801,500	(a)(b)
HarborView Mortgage Loan Trust, 2006-02	3.420%	2/25/36	41,579	33,230	(a)(b)
Home Equity Mortgage Trust, 2006-1 A3	1.482%	5/25/36	3,500,000	106,793	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-3 M3	2.378%	7/25/34	683,956	621,919	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-6 M7	2.728%	1/25/35	1,132,859	933,650	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	3.257%	1/25/37	$226,221	$175,507	(a)(b)
Impac CMB Trust, 2004-8 1A	1.702%	10/25/34	448,194	391,695	(a)(b)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	1.502%	3/25/31	99,772	89,791	(a)(b)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.015%	1/25/36	112,738	105,685	(a)(b)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	1.282%	11/25/35	1,520,617	888,058	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.907%	1/25/35	110,706	102,378	(a)(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	3.187%	9/25/35	100,107	90,214	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	3.179%	5/25/36	386,430	324,736	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	2.982%	6/25/36	603,016	571,728	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	3.268%	6/25/36	539,135	478,461	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	3.156%	9/25/36	2,551,357	1,573,512	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	3.209%	5/25/37	2,349,548	1,926,860	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR07 2A1	2.680%	6/25/37	269,563	234,780	(a)(b)
Irwin Home Equity, 2005-C 1M4	7.250%	4/25/30	608,152	613,406	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.072%	3/25/37	564,704	504,698	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,167,003	1,022,659	(b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	138,629	139,881	(b)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	45,221	46,229	(b)
JPMorgan Mortgage Trust, 2007-S3 1A18	1.482%	8/25/37	3,293,646	2,041,454	(a)
Lehman Mortgage Trust, 2006-3 1A7, IO	4.622%	7/25/36	8,368,231	1,376,504	(a)(b)
Lehman Mortgage Trust, 2006-3 2A1	1.138%	7/25/36	3,536,275	798,426	(a)(b)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.362%	7/25/36	3,992,990	1,030,827	(a)(b)
Lehman Mortgage Trust, 2006-7 1A3, IO	4.368%	11/25/36	7,547,265	1,518,224	(a)(b)
Lehman Mortgage Trust, 2006-7 3A2, IO	6.168%	11/25/36	6,096,145	1,781,471	(a)(b)
Lehman Mortgage Trust, 2007-1 2A3, IO	5.648%	2/25/37	11,675,175	3,625,016	(a)
Lehman Mortgage Trust, 2007-5 2A3	1.312%	6/25/37	3,765,683	1,151,136	(a)(b)
Lehman XS Trust, 2005-9N 1A1	1.252%	2/25/36	1,297,914	1,155,688	(a)(b)
Lehman XS Trust, 2006-14N 3A2	1.102%	8/25/36	2,065,055	1,713,733	(a)(b)
Lehman XS Trust, 2006-19 A4	1.152%	12/25/36	997,721	745,757	(a)(b)
Lehman XS Trust, 2007-8H A1	1.112%	6/25/37	13,635	13,581	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.279%	10/25/34	141,921	138,653	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	3.070%	2/25/36	53,558	49,698	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	1.192%	4/25/46	343,523	250,639	(a)(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,932,428	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	782,653	756,408	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	208,115	208,563	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	83,933	84,407	(b)(c)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	12,518	12,765	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.162%	3/25/36	806,604	586,304	(a)(b)
Morgan Stanley Capital Inc., 2003-NC10 M2	3.682%	10/25/33	248,565	245,612	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	3.489%	8/25/34	286,385	283,770	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	3.184%	9/25/34	4,061,409	1,990,806	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Morgan Stanley Mortgage Loan Trust, 2006-7 4A2	1.732%	6/25/36	$3,500,637	$2,242,194	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	1.052%	6/25/36	287,195	118,728	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	1.212%	2/25/37	1,553,953	803,028	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	5.922%	11/25/37	901,551	635,992	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R2 1B	1.306%	12/26/46	968,335	611,639	(a)(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3	2.047%	11/25/34	746,880	698,336	(a)(b)
Nomura Resecuritization Trust, 2014-5R 1A9	9.233%	6/26/35	1,881,853	1,682,843	(a)(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.566%	9/25/34	1,367,983	1,255,829	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,886,153	2,711,444	(b)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	1.522%	8/25/31	1,097,259	863,145	(a)(b)
RAAC Series, 2006-RP3 A	1.048%	5/25/36	501,930	484,919	(a)(b)(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	596,033	421,816	(b)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,142,003	1,609,696	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,608,648	1,300,128	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	449,548	215,978	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,933,541	1,020,394	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,252,407	1,617,220	(b)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,617,736	988,675	(b)
Residential Accredit Loans Inc., 2005-QA3 CB4	3.695%	3/25/35	2,113,950	1,349,412	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A11	3.896%	1/25/36	626,935	476,673	(a)(b)
Residential Accredit Loans Inc., 2006-QA04 A	1.162%	5/25/36	432,580	375,823	(a)(b)
Residential Accredit Loans Inc., 2006-QO2 A2	1.252%	2/25/46	4,428,776	1,995,269	(a)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.178%	9/25/36	790,644	150,806	(a)
Residential Accredit Loans Inc., 2007-QA2 A1	1.112%	2/25/37	375,824	336,093	(a)(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	800,184	798,918	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	111,625	86,898	(b)
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	534,406	477,581	(b)
Residential Asset Securities Corp., 2003-KS9 A2B	1.622%	11/25/33	851,596	726,591	(a)(b)
Residential Asset Securitization Trust, 2005-A07 A2, IO	6.268%	6/25/35	2,344,599	470,568	(a)
Residential Asset Securitization Trust, 2005-A13 1A3	1.452%	10/25/35	167,654	133,415	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A6	1.482%	4/25/36	2,002,764	1,052,698	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	4.518%	4/25/36	4,150,807	788,171	(a)(b)
Residential Asset Securitization Trust, 2007-A1 A6, IO	6.074%	3/25/37	4,961,666	1,198,451	(a)(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	342,481	301,887	(b)
Residential Funding Mortgage Securities I, 2005-SA3 1A	3.287%	8/25/35	1,571,058	1,203,099	(a)(b)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO	4.418%	9/25/36	6,133,327	903,264	(a)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	4.725%	8/25/36	375,337	329,530	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO	4.518%	6/25/37	$3,061,172	$393,107	(a)
Residential Funding Mortgage Securities II, 2004-HS1 AI6	3.640%	3/25/34	3,670	3,673	(a)(b)
Residential Funding Mortgage Securities II, 2005-HI2 M7	6.310%	5/25/35	243,866	245,207	(b)
Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	25,543,704	804,116	(c)
Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.757%	9/25/55	60,013,704	2,394,367	(a)(c)
Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	252,161,871	1,152,632	(a)(c)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 B	11.482%	10/25/28	499,949	614,381	(a)(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA3 B	12.232%	12/25/28	1,039,751	1,277,496	(a)(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA4 B	9.582%	3/25/29	1,590,000	1,685,458	(a)(b)
Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2	10.982%	7/25/29	1,700,000	1,727,724	(a)(b)
Structured ARM Loan Trust, 2004-07 A3	1.717%	6/25/34	158,099	146,488	(a)(b)
Structured ARM Loan Trust, 2004-18 1A2	3.538%	12/25/34	529,469	502,433	(a)(b)
Structured ARM Loan Trust, 2005-04 1A1	3.087%	3/25/35	219,086	189,240	(a)(b)
Structured ARM Loan Trust, 2005-04 5A	3.382%	3/25/35	192,532	179,387	(a)(b)
Structured ARM Loan Trust, 2005-07 1A3	3.100%	4/25/35	123,914	114,304	(a)(b)
Structured ARM Loan Trust, 2005-6XS M2	2.137%	3/25/35	980,136	915,691	(a)
Structured ARM Loan Trust, 2006-8 3A5	3.294%	9/25/36	2,174,342	1,768,625	(a)(b)
Structured Asset Investment Loan Trust, 2004-8 M9	4.732%	9/25/34	297,405	244,754	(a)(b)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	1.202%	5/25/46	724,954	417,778	(a)(b)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	141,516	145,981	(b)
Structured Asset Securities Corp., 2005-RF1 A	1.332%	3/25/35	76,891	66,909	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,219,159	1,216,432	(b)(c)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	1,551,016	646,351	(b)(c)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.226%	10/20/35	52,600	47,909	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-08 1A6	19.684%	10/25/35	329,172	399,292	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-09 5A4	28.734%	11/25/35	97,466	139,193	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 2A3	1.882%	11/25/35	195,104	148,768	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	1.268%	10/25/45	367,739	349,872	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3	1.462%	11/25/45	2,132,537	1,386,149	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C4	1.382%	11/25/45	1,646,749	1,061,642	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR18 2A1	3.127%	1/25/36	616,839	543,576	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 A1	0.878%	12/25/36	550,112	356,906	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.116%	11/25/46	1,234,553	628,284	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR16 2A2	2.773%	12/25/36	346,346	299,989	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR18 1A1	2.473%	1/25/37	41,328	37,133	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	4.478%	3/25/37	$4,809,203	$597,830	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR2 2A2	3.163%	3/25/35	105,447	106,766	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-2 1A4	16.688%	3/25/36	1,722,745	1,980,866	(a)(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $188,795,674)				198,734,256

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 16.8%
Access Group Inc., 2004-A B1	1.699%	7/1/39	1,400,000	1,311,765	(a)(b)
American Money Management Corp., 2015-16A E	6.623%	4/14/27	1,750,000	1,750,000	(a)(b)(c)
Babson CLO Ltd., 2015-2A E	6.580%	7/20/27	1,500,000	1,477,293	(a)(b)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	722,911	752,629	(a)(b)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-C M1	7.510%	1/15/29	4,515,083	3,785,600	(a)(b)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	364,351	372,184	(a)(b)
Carlyle Global Market Strategies, 2015-2A D	6.337%	4/27/27	1,250,000	1,230,055	(a)(b)(c)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	2,176,841	2,257,810	(a)(b)
Dryden Senior Loan Fund, 2015-40A E	6.989%	8/15/28	1,300,000	1,312,937	(a)(b)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	339,622	254,527	(b)(c)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	6.230%	7/20/27	1,250,000	1,227,970	(a)(b)(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	978,337	1,008,081	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	4.890%	6/19/29	325,000	302,487	(a)(b)(d)
Greenpoint Manufactured Housing, 1999-4 A2	4.412%	2/20/30	375,000	344,112	(a)(b)(d)
Greenpoint Manufactured Housing, 2001-2 IA2	4.272%	2/20/32	250,000	228,907	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.271%	3/13/32	400,000	364,691	(a)(b)
Kabbage Funding LLC, 2017-1 C	8.000%	3/15/22	590,000	593,162	(b)(c)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	940,000	940,000	(b)(c)(d)
Neuberger Berman CLO Ltd., 2015-19A D	6.273%	7/15/27	2,000,000	1,940,556	(a)(b)(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.562%	10/15/37	1,718,720	1,546,212	(a)(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.575%	4/15/37	1,759,923	1,642,657	(a)(b)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2	1.612%	11/25/35	2,250,729	1,247,629	(a)(b)
Purchasing Power Funding, 2015-A C	8.000%	12/15/19	1,540,446	1,552,000	(b)(c)(d)
RAAC Series, 2006-SP1 M2	1.532%	9/25/45	2,293,561	1,220,005	(a)(b)

SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	2,330,000	2,167,520	(b)(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	3,162,500	(b)(c)(d)(e)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	700	1,055,147	(b)(c)(d)
Treman Park CLO Ltd., 2015-1A E	7.081%	4/20/27	1,800,000	1,800,214	(a)(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $35,774,721)				36,848,650

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.2%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.797%	4/10/49	$3,000,000	$2,873,784	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.392%	12/15/19	1,500,000	1,468,570	(a)(b)(c)
BLCP Hotel Trust, 2014-CLMZ M	6.640%	8/15/29	1,480,185	1,501,124	(a)(b)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	852,652	723,049	(a)(b)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.312%	11/15/21	3,300,000	3,384,374	(a)(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,000,000	1,146,562	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.154%	4/10/48	2,950,000	1,916,031	(a)(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 F	4.154%	4/10/48	1,410,000	674,144	(a)(b)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.256%	7/10/45	3,500,000	2,517,109	(a)(b)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.083%	10/10/46	110,000	80,151	(a)(b)(c)
Commercial Mortgage Trust, 2015-CR25 D	3.797%	8/10/48	100,000	77,967	(a)(b)
Commercial Mortgage Trust, 2015-CR25 E	4.547%	8/10/48	3,000,000	1,988,646	(a)(b)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.547%	8/10/48	1,400,000	679,213	(a)(b)(c)
Credit Suisse Mortgage Trust, 2006-1R 1A2	16.825%	7/27/36	944,795	1,163,279	(a)(b)(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,439,721	1,375,853	(b)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,940,000	1,849,551	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,322,315	(b)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	3,000,000	2,943,675	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,429,236	(b)(c)
Equity Mortgage Trust, 2014-INMZ M	5.526%	5/8/31	1,146,810	1,127,745	(a)(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.619%	6/25/20	779,337	29,128	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.725%	9/25/41	10,200,000	941,731	(a)(b)
GE Business Loan Trust, 2005-1A D	3.632%	6/15/33	537,086	466,459	(a)(b)(c)
GE Business Loan Trust, 2006-1A C	1.332%	5/15/34	140,390	127,427	(a)(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	1,800,439	1,433,361	(a)(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	153,838	145,383	(b)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.949%	8/10/45	4,800,000	2,160,000	(a)(b)
GS Mortgage Securities Trust, 2007-GG10 AM	5.949%	8/10/45	1,990,000	2,001,491	(a)(b)
GS Mortgage Securities Trust, 2013-GC14 F	4.765%	8/10/46	160,000	119,802	(a)(b)(c)
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	2,500,000	1,933,891	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	7.137%	11/15/19	$1,750,000	$1,775,811	(a)(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.118%	8/15/48	550,000	410,427	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	329,854	284,335	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.939%	4/17/45	940,000	725,868	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	2,290,000	1,590,680	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000	289,640	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	600,000	521,792	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.829%	2/12/49	1,610,000	1,310,080	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.066%	2/15/51	1,080,000	1,029,415	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	2,650,000	940,750	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	7.137%	10/15/19	1,900,000	1,917,196	(a)(b)(c)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.181%	7/15/40	1,359,000	1,394,712	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	258,374	204,374	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.182%	9/12/49	1,422,000	1,021,512	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.182%	9/12/49	400,000	287,341	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000	438,903	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.529%	10/15/48	2,000,000	1,321,230	(a)(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.529%	10/15/48	900,000	499,644	(a)(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,100,000	1,030,227	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.110%	12/12/49	1,590,000	1,483,036	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,487,078	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.886%	5/10/63	3,130,000	2,084,915	(a)(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.886%	5/10/63	5,510,000	2,603,993	(a)(b)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	130,000	86,916	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.611%	11/15/48	2,000,000	1,304,864	(a)(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.471%	9/15/48	400,000	320,033	(a)(b)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000	3,124,027	(a)(b)(c)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.800%	11/15/45	3,500,000	2,716,511	(a)(b)(c)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $78,628,154)				72,806,361

CORPORATE BONDS & NOTES - 0.3%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	479,444	554,349	(b)(c)

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	49,350	51,200	(b)(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $544,566)				605,549

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $303,743,115)				308,994,816

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $12,668,440)	0.634%	12,668,440	$12,668,440

TOTAL INVESTMENTS - 146.5% (Cost - $316,411,555#)			321,663,256
Liabilities in Excess of Other Assets - (46.5)%			(102,164,510)

TOTAL NET ASSETS - 100.0%			$219,498,746

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is valued using significant unobservable inputs.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	9	6/17	$1,058,443	$1,059,539	$1,096
Contracts to Sell:
U.S. Treasury 2-Year Notes	12	6/17	2,598,899	2,597,438	1,461
U.S. Treasury 10-Year Notes	145	6/17	18,000,053	18,061,563	(61,510)

					(60,049)

Net unrealized depreciation on open futures contracts					$(58,953)

At March 31, 2017, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	5,248,962	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	$(94,972	)(b)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviation used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$198,734,256	—	$198,734,256
Asset-Backed Securities	—	29,492,404	$7,356,246	36,848,650
Commercial Mortgage-Backed Securities	—	72,806,361	—	72,806,361
Corporate Bonds & Notes	—	605,549	—	605,549

Total Long-Term Investments	—	$301,638,570	$7,356,246	$308,994,816

Short-Term Investments†	$12,668,440	—	—	$12,668,440

Total Investments	$12,668,440	$301,638,570	$7,356,246	$321,663,256

Other Financial Instruments:
Futures Contracts	$2,557	—	—	$2,557

Total	$12,670,997	$301,638,570	$7,356,246	$321,665,813

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$61,510	—	—	$61,510
OTC Total Return Swaps	—	$94,972	—	94,972

Total	$61,510	$94,972	—	$156,482

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COMMERCIAL MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of December 31, 2016	$7,782,592	$3,870,000	$11,652,592
Accrued premiums/discounts	1,694	—	1,694
Realized gain (loss)	7,548	—	7,548
Change in unrealized appreciation (depreciation)[1]	(105,188)	130,000	24,812
Purchases	154,388	—	154,388
Sales	(484,788)	(4,000,000)	(4,484,788)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2017	$7,356,246	—	$7,356,246

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	$(105,188)	—	$(105,188)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,626,287
Gross unrealized depreciation	(14,374,586)

Net unrealized appreciation	$5,251,701

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017